JPMorgan High Yield Fund
Schedule of Portfolio Investments as of May 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 85.4%
Aerospace & Defense — 1.2%
Bombardier, Inc. (Canada)
7.88%, 4/15/2027 (a)	10,670	10,681
8.75%, 11/15/2030 (a)	2,532	2,717
7.25%, 7/1/2031 (a)	3,885	3,966
7.00%, 6/1/2032 (a) (b)	3,690	3,704
BWX Technologies, Inc.
4.13%, 6/30/2028 (a)	5,301	4,885
4.13%, 4/15/2029 (a)	8,074	7,389
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (a)	4,569	4,902
TransDigm, Inc.
6.38%, 3/1/2029 (a)	11,021	10,997
6.63%, 3/1/2032 (a)	6,500	6,519
Triumph Group, Inc. 9.00%, 3/15/2028 (a)	2,428	2,506
Wesco Aircraft Holdings, Inc.
8.50%, 11/15/2024 (a) (c)	3,987	459
9.00%, 11/15/2026 (a) (c)	17,835	2,452
13.13%, 11/15/2027 (a) (c)	4,215	84
		61,261
Automobile Components — 4.5%
Adient Global Holdings Ltd.
4.88%, 8/15/2026 (a)	11,407	11,073
7.00%, 4/15/2028 (a)	6,551	6,689
8.25%, 4/15/2031 (a)	9,498	9,892
Allison Transmission, Inc.
5.88%, 6/1/2029 (a)	17,039	16,763
3.75%, 1/30/2031 (a)	660	572
American Axle & Manufacturing, Inc.
6.25%, 3/15/2026	1,281	1,267
6.50%, 4/1/2027	8,550	8,504
6.88%, 7/1/2028	8,211	8,149
5.00%, 10/1/2029	6,600	6,009
Clarios Global LP
6.75%, 5/15/2025 (a)	17,748	17,747
6.25%, 5/15/2026 (a)	12,779	12,768
8.50%, 5/15/2027 (a)	17,690	17,803
6.75%, 5/15/2028 (a)	5,436	5,493
Cooper-Standard Automotive, Inc.
13.50% (Blend (Cash 9.00% + PIK 4.50%)), 3/31/2027 (a) (d)	54,261	58,012
10.63% (PIK), 5/15/2027 (a) (d)	33,248	23,444
Dana, Inc. 5.38%, 11/15/2027	7,835	7,614
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	10,268	8,870
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029	3,021	2,778
5.25%, 4/30/2031	3,059	2,775
5.25%, 7/15/2031	4,375	3,956
		230,178

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Automobiles — 0.2%
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	9,101	9,244
Banks — 0.6%
Bank of America Corp. Series AA, (3-MONTH CME TERM SOFR + 4.16%), 6.10%, 3/17/2025 (e) (f) (g)	12,177	12,191
Barclays plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.67%), 8.00%, 6/15/2024 (e) (f) (g) (h)	5,787	5,782
Citigroup, Inc.
Series P, (3-MONTH CME TERM SOFR + 4.17%), 5.95%, 5/15/2025 (e) (f) (g)	2,725	2,703
Series T, (3-MONTH CME TERM SOFR + 4.78%), 6.25%, 8/15/2026 (e) (f) (g)	9,565	9,552
		30,228
Beverages — 0.2%
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	9,903	9,151
Biotechnology — 0.2%
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	7,800	4,658
Grifols SA (Spain) 4.75%, 10/15/2028 (a)	8,095	7,043
		11,701
Broadline Retail — 0.7%
Liberty Interactive LLC 8.25%, 2/1/2030	1,784	946
NMG Holding Co., Inc. 7.13%, 4/1/2026 (a)	20,080	19,967
Shutterfly Finance LLC
8.50% (Blend (Cash 4.25% + PIK 4.25%)), 10/1/2027 (a) (d)	13,939	11,163
9.75%, 10/1/2027 (a)	3,589	3,589
		35,665
Building Products — 2.1%
Builders FirstSource, Inc.
4.25%, 2/1/2032 (a)	8,869	7,745
6.38%, 6/15/2032 (a)	6,137	6,114
6.38%, 3/1/2034 (a)	3,950	3,872
EMRLD Borrower LP 6.63%, 12/15/2030 (a)	18,750	18,783
Griffon Corp. 5.75%, 3/1/2028	14,980	14,480
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	16,106	15,091
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	3,918	3,892
MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	5,642	5,143
Standard Industries, Inc.
5.00%, 2/15/2027 (a)	5,445	5,280
4.75%, 1/15/2028 (a)	19,600	18,672
3.38%, 1/15/2031 (a)	3,003	2,506
Summit Materials LLC
5.25%, 1/15/2029 (a)	1,738	1,674
7.25%, 1/15/2031 (a)	2,228	2,297
		105,549
Capital Markets — 0.0% ^
Coinbase Global, Inc. 3.38%, 10/1/2028 (a)	1,507	1,288
Chemicals — 2.7%
Avient Corp. 7.13%, 8/1/2030 (a)	3,279	3,334

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Chemicals — continued
Axalta Coating Systems Dutch Holding B BV 7.25%, 2/15/2031 (a)	2,006	2,074
Axalta Coating Systems LLC
4.75%, 6/15/2027 (a)	7,688	7,420
3.38%, 2/15/2029 (a)	7,652	6,823
Chemours Co. (The)
5.75%, 11/15/2028 (a)	12,712	11,634
4.63%, 11/15/2029 (a)	7,755	6,613
CVR Partners LP 6.13%, 6/15/2028 (a)	2,139	2,045
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	7,018	6,386
INEOS Finance plc (Luxembourg)
6.75%, 5/15/2028 (a)	1,683	1,668
7.50%, 4/15/2029 (a)	8,463	8,545
INEOS Quattro Finance 2 plc (United Kingdom) 9.63%, 3/15/2029 (a)	4,502	4,746
NOVA Chemicals Corp. (Canada)
5.00%, 5/1/2025 (a)	1,682	1,660
5.25%, 6/1/2027 (a)	18,151	17,388
8.50%, 11/15/2028 (a)	3,496	3,708
4.25%, 5/15/2029 (a)	5,497	4,823
9.00%, 2/15/2030 (a)	3,880	4,104
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	3,376	3,283
4.50%, 10/15/2029	11,307	10,173
4.00%, 4/1/2031	10,236	8,749
4.38%, 2/1/2032	5,788	4,935
Trinseo Materials Operating SCA
5.38%, 9/1/2025 (a)	3,161	2,580
5.13%, 4/1/2029 (a)	7,239	3,059
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	9,359	8,988
5.63%, 8/15/2029 (a)	4,678	4,304
		139,042
Commercial Services & Supplies — 3.2%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	13,045	11,572
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	7,854	7,134
4.88%, 7/15/2032 (a)	10,447	9,428
Allied Universal Holdco LLC
6.63%, 7/15/2026 (a)	69	69
4.63%, 6/1/2028 (a)	9,060	8,165
APi Group DE, Inc.
4.13%, 7/15/2029 (a)	4,934	4,420
4.75%, 10/15/2029 (a)	3,913	3,589
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	10,120	9,676
Brink's Co. (The) 4.63%, 10/15/2027 (a)	13,378	12,772
CoreCivic, Inc. 8.25%, 4/15/2029	7,435	7,764
Garda World Security Corp. (Canada)
4.63%, 2/15/2027 (a)	7,825	7,436

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Commercial Services & Supplies — continued
9.50%, 11/1/2027 (a)	670	671
6.00%, 6/1/2029 (a)	7,555	6,785
GEO Group, Inc. (The) 8.63%, 4/15/2029 (a)	4,552	4,685
GFL Environmental, Inc.
4.00%, 8/1/2028 (a)	6,647	6,078
4.75%, 6/15/2029 (a)	11,860	11,039
4.38%, 8/15/2029 (a)	3,940	3,596
6.75%, 1/15/2031 (a)	2,866	2,923
Interface, Inc. 5.50%, 12/1/2028 (a)	7,000	6,605
Madison IAQ LLC
4.13%, 6/30/2028 (a)	3,281	3,040
5.88%, 6/30/2029 (a)	12,176	11,286
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	6,368	6,323
3.38%, 8/31/2027 (a)	5,339	4,899
Stericycle, Inc. 3.88%, 1/15/2029 (a)	5,766	5,235
Williams Scotsman, Inc. 7.38%, 10/1/2031 (a)	5,655	5,807
		160,997
Communications Equipment — 0.8%
CommScope Technologies LLC
6.00%, 6/15/2025 (a)	7,033	5,781
5.00%, 3/15/2027 (a)	9,944	4,077
CommScope, Inc.
6.00%, 3/1/2026 (a)	13,986	12,483
8.25%, 3/1/2027 (a)	13,340	6,215
4.75%, 9/1/2029 (a)	18,624	13,409
		41,965
Construction & Engineering — 0.8%
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	9,056	8,414
Global Infrastructure Solutions, Inc.
5.63%, 6/1/2029 (a)	6,383	5,915
7.50%, 4/15/2032 (a)	4,780	4,673
MasTec, Inc. 4.50%, 8/15/2028 (a)	13,701	12,931
Pike Corp.
5.50%, 9/1/2028 (a)	7,639	7,270
8.63%, 1/31/2031 (a)	1,892	1,993
		41,196
Construction Materials — 0.0% ^
Knife River Corp. 7.75%, 5/1/2031 (a)	2,410	2,508
Consumer Finance — 3.3%
Ford Motor Credit Co. LLC
5.13%, 6/16/2025	24,220	24,038
3.38%, 11/13/2025	8,400	8,110
4.39%, 1/8/2026	14,087	13,761
6.95%, 3/6/2026	3,018	3,067

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
(SOFR + 2.95%), 8.35%, 3/6/2026 (g)	2,800	2,891
6.95%, 6/10/2026	4,083	4,156
4.54%, 8/1/2026	17,253	16,779
4.27%, 1/9/2027	14,683	14,109
4.13%, 8/17/2027	14,375	13,632
3.82%, 11/2/2027	13,852	12,946
6.80%, 5/12/2028	2,000	2,057
2.90%, 2/10/2029	7,765	6,800
7.20%, 6/10/2030	2,281	2,388
4.00%, 11/13/2030	8,339	7,392
7.12%, 11/7/2033	2,073	2,186
ILFC E-Capital Trust II (3-MONTH CME TERM SOFR + 2.06%), 7.39%, 12/21/2065 (a) (g)	16,298	13,264
OneMain Finance Corp.
6.88%, 3/15/2025	1,223	1,232
7.13%, 3/15/2026	10,754	10,912
3.50%, 1/15/2027	5,704	5,275
6.63%, 1/15/2028	775	770
4.00%, 9/15/2030	1,532	1,302
		167,067
Consumer Staples Distribution & Retail — 1.4%
Albertsons Cos., Inc.
3.25%, 3/15/2026 (a)	585	557
4.63%, 1/15/2027 (a)	2,955	2,848
5.88%, 2/15/2028 (a)	525	516
3.50%, 3/15/2029 (a)	13,075	11,662
4.88%, 2/15/2030 (a)	4,870	4,555
New Albertsons LP
7.75%, 6/15/2026	2,278	2,320
6.63%, 6/1/2028	1,704	1,670
7.45%, 8/1/2029	3,130	3,283
Performance Food Group, Inc.
5.50%, 10/15/2027 (a)	9,333	9,096
4.25%, 8/1/2029 (a)	10,573	9,608
Rite Aid Corp.
7.50%, 7/1/2025 (a) (c)	10,299	5,047
8.00%, 11/15/2026 (a) (c)	22,540	11,270
US Foods, Inc.
6.88%, 9/15/2028 (a)	2,333	2,374
4.75%, 2/15/2029 (a)	1,175	1,103
4.63%, 6/1/2030 (a)	4,670	4,288
		70,197
Containers & Packaging — 2.2%
Ardagh Metal Packaging Finance USA LLC 6.00%, 6/15/2027 (a)	311	304
Ardagh Packaging Finance plc
4.13%, 8/15/2026 (a)	10,415	8,855
5.25%, 8/15/2027 (a)	31,065	18,251

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Containers & Packaging — continued
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	3,888	3,665
LABL, Inc.
6.75%, 7/15/2026 (a)	14,955	14,778
10.50%, 7/15/2027 (a)	622	605
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2027 (a)	29,723	30,284
9.25%, 4/15/2027 (a)	11,259	11,213
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	3,650	3,624
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	7,207	6,726
TriMas Corp. 4.13%, 4/15/2029 (a)	5,856	5,300
Trivium Packaging Finance BV (Netherlands)
5.50%, 8/15/2026 (a) (i)	3,316	3,269
8.50%, 8/15/2027 (a) (i)	4,212	4,203
		111,077
Distributors — 0.2%
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (a)	2,625	2,445
Gates Corp. (The) 6.88%, 7/1/2029 (a) (b)	1,996	2,015
Ritchie Bros Holdings, Inc. (Canada)
6.75%, 3/15/2028 (a)	2,708	2,735
7.75%, 3/15/2031 (a)	1,624	1,695
		8,890
Diversified Consumer Services — 0.1%
Service Corp. International 3.38%, 8/15/2030	2,580	2,212
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	4,909	5,030
		7,242
Diversified REITs — 1.1%
VICI Properties LP
4.25%, 12/1/2026 (a)	16,880	16,225
5.75%, 2/1/2027 (a)	25,144	25,098
3.75%, 2/15/2027 (a)	7,841	7,424
3.88%, 2/15/2029 (a)	5,328	4,891
4.63%, 12/1/2029 (a)	4,491	4,203
		57,841
Diversified Telecommunication Services — 6.7%
Altice France SA (France)
5.50%, 1/15/2028 (a)	230	161
5.13%, 7/15/2029 (a)	11,787	7,905
5.50%, 10/15/2029 (a)	5,524	3,706
CCO Holdings LLC
5.13%, 5/1/2027 (a)	20,780	19,861
5.00%, 2/1/2028 (a)	42,396	39,145
5.38%, 6/1/2029 (a)	18,813	16,852
4.75%, 3/1/2030 (a)	53,980	45,983
4.50%, 8/15/2030 (a)	37,569	31,216
4.25%, 2/1/2031 (a)	29,143	23,490

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
4.75%, 2/1/2032 (a)	1,781	1,434
4.50%, 5/1/2032	4,415	3,502
Embarq Corp. 8.00%, 6/1/2036	11,178	3,512
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	727	708
5.00%, 5/1/2028 (a)	19,118	17,856
6.75%, 5/1/2029 (a)	2,056	1,877
5.88%, 11/1/2029	1,630	1,406
6.00%, 1/15/2030 (a)	1,631	1,414
8.75%, 5/15/2030 (a)	6,304	6,524
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	54,889	51,630
Level 3 Financing, Inc.
4.88%, 6/15/2029 (a)	6,634	3,973
11.00%, 11/15/2029 (a)	3,393	3,479
4.50%, 4/1/2030 (a)	9,435	5,354
3.88%, 10/15/2030 (a)	4,796	2,635
Lumen Technologies, Inc.
5.13%, 12/15/2026 (a)	673	424
4.00%, 2/15/2027 (a)	430	221
Series G, 6.88%, 1/15/2028	3,893	1,617
4.50%, 1/15/2029 (a)	3,305	983
4.13%, 4/15/2029 (a)	13,280	8,540
5.38%, 6/15/2029 (a)	6,750	2,100
4.13%, 4/15/2030 (a)	30,616	19,579
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	340	301
6.38%, 11/15/2033 (a)	2,024	1,956
6.00%, 9/30/2034	96	81
6.00%, 9/30/2034 (a)	1,484	1,423
Virgin Media Secured Finance plc (United Kingdom) 4.50%, 8/15/2030 (a)	10,642	8,921
		339,769
Electric Utilities — 0.9%
NRG Energy, Inc.
5.75%, 1/15/2028	4,884	4,791
3.38%, 2/15/2029 (a)	5,229	4,629
5.25%, 6/15/2029 (a)	5,235	4,993
3.88%, 2/15/2032 (a)	393	336
7.00%, 3/15/2033 (a)	3,490	3,688
PG&E Corp. 5.00%, 7/1/2028	7,320	7,017
Vistra Operations Co. LLC
4.38%, 5/1/2029 (a)	2,354	2,179
7.75%, 10/15/2031 (a)	11,314	11,756
6.88%, 4/15/2032 (a)	4,406	4,435
		43,824

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electrical Equipment — 0.6%
Regal Rexnord Corp.
6.05%, 2/15/2026	3,650	3,660
6.05%, 4/15/2028	7,435	7,548
6.30%, 2/15/2030	3,154	3,229
Sensata Technologies BV 4.00%, 4/15/2029 (a)	16,484	14,974
		29,411
Electronic Equipment, Instruments & Components — 0.4%
Coherent Corp. 5.00%, 12/15/2029 (a)	20,897	19,486
Insight Enterprises, Inc. 6.63%, 5/15/2032 (a)	2,052	2,066
		21,552
Energy Equipment & Services — 1.0%
Archrock Partners LP
6.88%, 4/1/2027 (a)	5,032	5,052
6.25%, 4/1/2028 (a)	2,965	2,931
Diamond Foreign Asset Co. 8.50%, 10/1/2030 (a)	7,063	7,415
Kodiak Gas Services LLC 7.25%, 2/15/2029 (a)	4,486	4,554
Nabors Industries Ltd. 7.25%, 1/15/2026 (a)	3,050	3,058
Precision Drilling Corp. (Canada)
7.13%, 1/15/2026 (a)	7,338	7,335
6.88%, 1/15/2029 (a)	1,035	1,026
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	7,947	7,926
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	1,525	1,582
Transocean, Inc.
8.25%, 5/15/2029 (a)	4,540	4,539
8.75%, 2/15/2030 (a)	2,227	2,324
Valaris Ltd. 8.38%, 4/30/2030 (a)	3,139	3,244
		50,986
Entertainment — 1.3%
Cinemark USA, Inc. 5.25%, 7/15/2028 (a)	3,755	3,506
Live Nation Entertainment, Inc.
4.88%, 11/1/2024 (a)	7,894	7,839
5.63%, 3/15/2026 (a)	9,191	9,059
6.50%, 5/15/2027 (a)	23,272	23,393
4.75%, 10/15/2027 (a)	17,208	16,303
3.75%, 1/15/2028 (a)	1,071	984
WMG Acquisition Corp. 3.75%, 12/1/2029 (a)	5,640	4,997
		66,081
Financial Services — 1.0%
Block, Inc.
2.75%, 6/1/2026	3,180	2,995
3.50%, 6/1/2031	3,387	2,901
6.50%, 5/15/2032 (a)	10,330	10,426
Nationstar Mortgage Holdings, Inc.
5.50%, 8/15/2028 (a)	3,333	3,181
5.13%, 12/15/2030 (a)	6,022	5,465

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Financial Services — continued
5.75%, 11/15/2031 (a)	6,960	6,435
7.13%, 2/1/2032 (a)	3,872	3,853
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	8,690	9,375
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	4,164	3,874
3.63%, 3/1/2029 (a)	5,241	4,687
4.00%, 10/15/2033 (a)	740	614
		53,806
Food Products — 0.7%
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (a)	8,775	7,892
Post Holdings, Inc.
5.63%, 1/15/2028 (a)	600	587
5.50%, 12/15/2029 (a)	13,362	12,727
4.63%, 4/15/2030 (a)	11,016	10,003
6.25%, 2/15/2032 (a)	2,685	2,669
		33,878
Gas Utilities — 0.3%
AmeriGas Partners LP
5.88%, 8/20/2026	4,212	4,073
5.75%, 5/20/2027	2,773	2,644
9.38%, 6/1/2028 (a)	3,599	3,689
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	3,982	3,622
		14,028
Ground Transportation — 1.4%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	7,187	6,887
4.75%, 4/1/2028 (a)	7,200	6,545
5.38%, 3/1/2029 (a)	9,802	8,944
8.00%, 2/15/2031 (a)	5,290	5,219
Hertz Corp. (The)
4.63%, 12/1/2026 (a)	8,802	6,834
5.00%, 12/1/2029 (a)	16,761	11,069
Hertz Corp. (The), Escrow
5.50%, 10/15/2024 (c)	6,563	213
7.13%, 8/1/2026 (c)	22,954	2,066
6.00%, 1/15/2028 (c)	20,858	1,877
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	2,326	2,133
Uber Technologies, Inc.
7.50%, 9/15/2027 (a)	6,033	6,145
4.50%, 8/15/2029 (a)	4,675	4,407
XPO, Inc.
6.25%, 6/1/2028 (a)	4,940	4,925
7.13%, 2/1/2032 (a)	3,368	3,430
		70,694

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Equipment & Supplies — 1.1%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	13,251	12,469
Hologic, Inc. 3.25%, 2/15/2029 (a)	3,937	3,515
Medline Borrower LP
3.88%, 4/1/2029 (a)	20,011	18,214
6.25%, 4/1/2029 (a)	6,220	6,221
5.25%, 10/1/2029 (a)	8,904	8,394
Sotera Health Holdings LLC 7.38%, 6/1/2031 (a)	5,064	5,020
		53,833
Health Care Providers & Services — 4.2%
180 Medical, Inc. (United Kingdom) 3.88%, 10/15/2029 (a)	1,918	1,725
Acadia Healthcare Co., Inc. 5.50%, 7/1/2028 (a)	11,080	10,774
AHP Health Partners, Inc. 5.75%, 7/15/2029 (a)	6,684	6,164
Community Health Systems, Inc.
8.00%, 3/15/2026 (a)	23,775	23,818
5.63%, 3/15/2027 (a)	4,105	3,888
6.00%, 1/15/2029 (a)	4,650	4,164
6.13%, 4/1/2030 (a)	3,727	2,658
5.25%, 5/15/2030 (a)	13,312	11,050
4.75%, 2/15/2031 (a)	8,065	6,368
10.88%, 1/15/2032 (a) (b)	6,295	6,504
DaVita, Inc.
4.63%, 6/1/2030 (a)	10,420	9,335
3.75%, 2/15/2031 (a)	20,911	17,549
Encompass Health Corp.
4.50%, 2/1/2028	20,406	19,277
4.75%, 2/1/2030	2,225	2,059
4.63%, 4/1/2031	3,642	3,292
Global Medical Response, Inc. 10.00% (Cash), 10/31/2028 (a) (d)	11,591	11,272
Owens & Minor, Inc.
4.50%, 3/31/2029 (a)	9,604	8,476
6.63%, 4/1/2030 (a)	4,878	4,638
Radiology Partners, Inc.
7.78% (Blend (Cash 4.28% + PIK 3.50%)), 1/31/2029 (a) (d)	3,663	3,339
9.78% (PIK), 2/15/2030 (a) (d)	6,320	4,780
Surgery Center Holdings, Inc. 7.25%, 4/15/2032 (a)	5,565	5,607
Tenet Healthcare Corp.
6.25%, 2/1/2027	7,486	7,480
5.13%, 11/1/2027	25,966	25,301
4.25%, 6/1/2029	1,374	1,271
6.13%, 6/15/2030	6,855	6,794
6.75%, 5/15/2031 (a)	8,421	8,498
		216,081
Health Care Technology — 0.2%
IQVIA, Inc.
5.00%, 10/15/2026 (a)	3,944	3,856

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Technology — continued
5.00%, 5/15/2027 (a)	4,361	4,236
6.50%, 5/15/2030 (a)	1,596	1,612
		9,704
Hotel & Resort REITs — 0.8%
RHP Hotel Properties LP
4.75%, 10/15/2027	17,635	16,911
7.25%, 7/15/2028 (a)	2,119	2,165
4.50%, 2/15/2029 (a)	16,459	15,287
6.50%, 4/1/2032 (a)	6,085	6,048
		40,411
Hotels, Restaurants & Leisure — 3.8%
1011778 BC ULC (Canada) 4.00%, 10/15/2030 (a)	12,096	10,525
Acushnet Co. 7.38%, 10/15/2028 (a)	1,928	1,983
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	7,397	6,832
Caesars Entertainment, Inc.
8.13%, 7/1/2027 (a)	5,093	5,192
4.63%, 10/15/2029 (a)	4,217	3,810
7.00%, 2/15/2030 (a)	775	783
6.50%, 2/15/2032 (a)	5,838	5,773
Carnival Corp.
5.75%, 3/1/2027 (a)	10,224	10,036
4.00%, 8/1/2028 (a)	7,195	6,609
6.00%, 5/1/2029 (a)	2,899	2,833
7.00%, 8/15/2029 (a)	2,865	2,948
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028 (a)	7,638	8,269
Cedar Fair LP
5.38%, 4/15/2027	2,245	2,205
5.25%, 7/15/2029	8,310	7,828
Hilton Domestic Operating Co., Inc.
5.75%, 5/1/2028 (a)	1,937	1,919
5.88%, 4/1/2029 (a)	2,562	2,540
3.75%, 5/1/2029 (a)	1,387	1,257
4.88%, 1/15/2030	5,395	5,101
6.13%, 4/1/2032 (a)	2,562	2,533
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	4,787	4,661
Marriott Ownership Resorts, Inc. 4.50%, 6/15/2029 (a)	4,401	3,990
MGM Resorts International
5.75%, 6/15/2025	1,261	1,258
4.63%, 9/1/2026	14,278	13,851
5.50%, 4/15/2027	3,235	3,182
6.50%, 4/15/2032	7,223	7,063
Royal Caribbean Cruises Ltd.
8.25%, 1/15/2029 (a)	5,542	5,833
9.25%, 1/15/2029 (a)	7,442	7,927
7.25%, 1/15/2030 (a)	4,366	4,510
6.25%, 3/15/2032 (a)	5,032	5,009

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Six Flags Entertainment Corp.
5.50%, 4/15/2027 (a)	552	541
7.25%, 5/15/2031 (a)	5,100	5,103
6.63%, 5/1/2032 (a)	5,104	5,108
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	662	663
Station Casinos LLC 4.50%, 2/15/2028 (a)	17,122	15,944
Vail Resorts, Inc. 6.50%, 5/15/2032 (a)	3,941	3,967
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (a)	10,990	10,335
7.13%, 2/15/2031 (a)	2,576	2,645
Yum! Brands, Inc. 4.63%, 1/31/2032	2,063	1,879
		192,445
Household Durables — 1.0%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	13,604	13,496
Newell Brands, Inc.
5.70%, 4/1/2026 (i)	13,647	13,475
6.38%, 9/15/2027	5,876	5,769
6.63%, 9/15/2029	1,406	1,375
6.87%, 4/1/2036 (i)	1,985	1,763
Tempur Sealy International, Inc.
4.00%, 4/15/2029 (a)	10,947	9,816
3.88%, 10/15/2031 (a)	5,616	4,718
		50,412
Household Products — 1.0%
Central Garden & Pet Co.
4.13%, 10/15/2030	11,446	10,136
4.13%, 4/30/2031 (a)	775	678
Energizer Holdings, Inc.
6.50%, 12/31/2027 (a)	3,390	3,362
4.75%, 6/15/2028 (a)	17,931	16,542
4.38%, 3/31/2029 (a)	14,935	13,276
Spectrum Brands, Inc.
5.00%, 10/1/2029 (a)	4,874	4,871
3.88%, 3/15/2031 (a)	2,802	2,579
		51,444
Independent Power and Renewable Electricity Producers — 0.2%
Calpine Corp.
5.25%, 6/1/2026 (a)	2,800	2,766
4.63%, 2/1/2029 (a)	2,354	2,188
5.00%, 2/1/2031 (a)	815	753
Vistra Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.74%), 7.00%, 12/15/2026 (a) (e) (f) (g)	6,765	6,715
		12,422
IT Services — 0.6%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	7,045	6,534

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
IT Services — continued
Arches Buyer, Inc.
4.25%, 6/1/2028 (a)	5,168	4,511
6.13%, 12/1/2028 (a)	1,874	1,510
Conduent Business Services LLC 6.00%, 11/1/2029 (a)	9,830	9,138
Gartner, Inc. 3.63%, 6/15/2029 (a)	4,925	4,450
Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	4,790	4,785
		30,928
Leisure Products — 0.4%
Amer Sports Co. (Finland) 6.75%, 2/16/2031 (a)	8,053	8,024
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	12,339	12,124
		20,148
Machinery — 0.7%
ATS Corp. (Canada) 4.13%, 12/15/2028 (a)	3,017	2,713
Chart Industries, Inc.
7.50%, 1/1/2030 (a)	6,938	7,146
9.50%, 1/1/2031 (a)	1,020	1,101
Esab Corp. 6.25%, 4/15/2029 (a)	4,501	4,511
Hillenbrand, Inc.
5.00%, 9/15/2026 (i)	1,165	1,137
6.25%, 2/15/2029	1,590	1,581
Terex Corp. 5.00%, 5/15/2029 (a)	7,660	7,204
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	5,355	5,518
Wabash National Corp. 4.50%, 10/15/2028 (a)	5,435	4,905
		35,816
Media — 9.2%
Altice Financing SA (Luxembourg) 5.75%, 8/15/2029 (a)	7,483	5,555
Audacy Capital Corp.
6.50%, 5/1/2027 (a) (c)	32,380	1,214
6.75%, 3/31/2029 (a) (c)	10,000	375
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	18,114	17,112
7.75%, 4/15/2028 (a)	8,845	7,629
9.00%, 9/15/2028 (a)	2,069	2,153
7.50%, 6/1/2029 (a)	13,562	11,134
CSC Holdings LLC
5.38%, 2/1/2028 (a)	8,683	6,098
11.25%, 5/15/2028 (a)	3,256	2,627
6.50%, 2/1/2029 (a)	21,684	14,672
5.75%, 1/15/2030 (a)	15,248	6,589
3.38%, 2/15/2031 (a)	210	123
4.50%, 11/15/2031 (a)	8,300	5,077
Directv Financing LLC 5.88%, 8/15/2027 (a)	7,799	7,323
DISH DBS Corp.
5.88%, 11/15/2024	71,073	67,678
7.75%, 7/1/2026	26,748	17,009
5.25%, 12/1/2026 (a)	29,430	23,436

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
5.75%, 12/1/2028 (a)	4,637	3,231
DISH Network Corp. 11.75%, 11/15/2027 (a)	25,398	25,482
Gannett Holdings LLC 6.00%, 11/1/2026 (a)	3,128	2,952
GCI LLC 4.75%, 10/15/2028 (a)	18,567	16,857
Gray Television, Inc.
7.00%, 5/15/2027 (a)	16,628	14,675
10.50%, 7/15/2029 (a)	13,024	12,938
4.75%, 10/15/2030 (a)	1,286	732
5.38%, 11/15/2031 (a)	4,322	2,400
iHeartCommunications, Inc.
6.38%, 5/1/2026	24,446	18,708
8.38%, 5/1/2027	25,577	9,240
5.25%, 8/15/2027 (a)	9,745	5,383
McGraw-Hill Education, Inc. 5.75%, 8/1/2028 (a)	5,580	5,206
Midcontinent Communications 5.38%, 8/15/2027 (a)	5,463	5,224
News Corp.
3.88%, 5/15/2029 (a)	7,326	6,648
5.13%, 2/15/2032 (a)	2,220	2,066
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	27,114	25,592
4.75%, 11/1/2028 (a)	14,866	13,112
Outfront Media Capital LLC
5.00%, 8/15/2027 (a)	1,188	1,141
4.25%, 1/15/2029 (a)	827	747
4.63%, 3/15/2030 (a)	2,687	2,389
7.38%, 2/15/2031 (a)	5,153	5,325
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	5,791	3,761
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (a)	14,805	14,060
4.00%, 7/15/2028 (a)	9,251	8,281
5.50%, 7/1/2029 (a)	39,149	36,360
Stagwell Global LLC 5.63%, 8/15/2029 (a)	9,866	9,031
TEGNA, Inc. 5.00%, 9/15/2029	2,120	1,863
Univision Communications, Inc.
6.63%, 6/1/2027 (a)	905	874
8.00%, 8/15/2028 (a)	9,037	8,901
7.38%, 6/30/2030 (a)	9,700	9,192
VZ Secured Financing BV (Netherlands) 5.00%, 1/15/2032 (a)	317	269
		468,444
Metals & Mining — 1.3%
Alcoa Nederland Holding BV
5.50%, 12/15/2027 (a)	6,842	6,762
6.13%, 5/15/2028 (a)	4,182	4,174
7.13%, 3/15/2031 (a)	1,101	1,126
ATI, Inc.
5.88%, 12/1/2027	7,169	7,040
4.88%, 10/1/2029	3,082	2,880

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Metals & Mining — continued
7.25%, 8/15/2030	4,064	4,160
5.13%, 10/1/2031	2,310	2,107
Big River Steel LLC 6.63%, 1/31/2029 (a)	9,200	9,165
Carpenter Technology Corp.
6.38%, 7/15/2028	6,581	6,570
7.63%, 3/15/2030	1,513	1,552
Cleveland-Cliffs, Inc.
4.63%, 3/1/2029 (a)	8,550	8,003
6.75%, 4/15/2030 (a)	4,029	3,983
Novelis Corp.
4.75%, 1/30/2030 (a)	4,887	4,515
3.88%, 8/15/2031 (a)	1,649	1,412
United States Steel Corp. 6.88%, 3/1/2029	764	764
		64,213
Mortgage Real Estate Investment Trusts (REITs) — 0.0% ^
Starwood Property Trust, Inc. 7.25%, 4/1/2029 (a)	1,805	1,795
Oil, Gas & Consumable Fuels — 9.4%
Antero Midstream Partners LP
5.75%, 3/1/2027 (a)	5,655	5,591
5.75%, 1/15/2028 (a)	8,454	8,270
Antero Resources Corp.
8.38%, 7/15/2026 (a)	4,943	5,091
7.63%, 2/1/2029 (a)	4,579	4,717
5.38%, 3/1/2030 (a)	1,932	1,849
Ascent Resources Utica Holdings LLC 7.00%, 11/1/2026 (a)	10,158	10,156
Baytex Energy Corp. (Canada)
8.50%, 4/30/2030 (a)	8,690	9,062
7.38%, 3/15/2032 (a)	5,248	5,309
Blue Racer Midstream LLC
6.63%, 7/15/2026 (a)	3,636	3,632
7.00%, 7/15/2029 (a)	3,168	3,201
7.25%, 7/15/2032 (a)	2,204	2,246
Buckeye Partners LP
4.35%, 10/15/2024	4,500	4,469
4.13%, 3/1/2025 (a)	2,835	2,780
4.13%, 12/1/2027	2,953	2,739
4.50%, 3/1/2028 (a)	6,011	5,618
California Resources Corp. 7.13%, 2/1/2026 (a)	8,518	8,561
Chesapeake Energy Corp.
5.50%, 2/1/2026 (a)	2,529	2,501
6.75%, 4/15/2029 (a)	21,894	21,951
Chord Energy Corp. 6.38%, 6/1/2026 (a)	10,555	10,538
Civitas Resources, Inc.
8.38%, 7/1/2028 (a)	10,189	10,693
8.63%, 11/1/2030 (a)	5,485	5,867
8.75%, 7/1/2031 (a)	5,645	6,027

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	1,540	1,385
CNX Resources Corp.
6.00%, 1/15/2029 (a)	2,964	2,892
7.38%, 1/15/2031 (a)	3,105	3,160
Comstock Resources, Inc.
6.75%, 3/1/2029 (a)	16,793	16,244
5.88%, 1/15/2030 (a)	4,492	4,141
Crescent Energy Finance LLC
9.25%, 2/15/2028 (a)	13,443	14,232
7.63%, 4/1/2032 (a)	4,585	4,673
DT Midstream, Inc.
4.13%, 6/15/2029 (a)	6,681	6,109
4.38%, 6/15/2031 (a)	2,642	2,373
Encino Acquisition Partners Holdings LLC
8.50%, 5/1/2028 (a)	12,672	12,919
8.75%, 5/1/2031 (a)	4,599	4,756
Energy Transfer LP 7.38%, 2/1/2031 (a)	2,680	2,782
EnLink Midstream LLC 6.50%, 9/1/2030 (a)	4,281	4,373
EnLink Midstream Partners LP Series C, (3-MONTH CME TERM SOFR + 4.37%), 9.70%, 7/8/2024 (e) (f) (g)	7,226	7,148
EQM Midstream Partners LP
6.00%, 7/1/2025 (a)	2,214	2,213
4.13%, 12/1/2026	1,555	1,494
7.50%, 6/1/2027 (a)	4,060	4,148
6.50%, 7/1/2027 (a)	5,670	5,718
4.50%, 1/15/2029 (a)	7,278	6,783
7.50%, 6/1/2030 (a)	2,783	2,939
4.75%, 1/15/2031 (a)	7,598	6,977
Genesis Energy LP
6.25%, 5/15/2026	2,533	2,529
8.00%, 1/15/2027	5,055	5,152
7.75%, 2/1/2028	3,701	3,717
8.25%, 1/15/2029	1,781	1,825
8.88%, 4/15/2030	3,730	3,898
7.88%, 5/15/2032	2,816	2,821
Gulfport Energy Corp.
8.00%, 5/17/2026	4,337	4,396
8.00%, 5/17/2026 (a)	11,055	11,206
Harvest Midstream I LP 7.50%, 5/15/2032 (a)	3,468	3,515
Hess Midstream Operations LP
5.63%, 2/15/2026 (a)	5,345	5,311
6.50%, 6/1/2029 (a)	3,956	4,000
4.25%, 2/15/2030 (a)	4,657	4,233
Hilcorp Energy I LP
6.25%, 11/1/2028 (a)	256	253
5.75%, 2/1/2029 (a)	1,130	1,092
6.00%, 4/15/2030 (a)	2,773	2,676
6.25%, 4/15/2032 (a)	2,307	2,211

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Howard Midstream Energy Partners LLC 8.88%, 7/15/2028 (a)	6,435	6,753
Kinetik Holdings LP
6.63%, 12/15/2028 (a)	1,842	1,861
5.88%, 6/15/2030 (a)	2,564	2,499
Matador Resources Co. 6.50%, 4/15/2032 (a)	3,954	3,946
NGL Energy Operating LLC
8.13%, 2/15/2029 (a)	4,737	4,822
8.38%, 2/15/2032 (a)	4,735	4,822
NuStar Logistics LP
5.75%, 10/1/2025	992	986
6.00%, 6/1/2026	2,880	2,852
5.63%, 4/28/2027	7,468	7,356
Permian Resources Operating LLC
7.75%, 2/15/2026 (a)	2,255	2,275
8.00%, 4/15/2027 (a)	1,000	1,026
9.88%, 7/15/2031 (a)	9,191	10,169
7.00%, 1/15/2032 (a)	5,605	5,726
Prairie Acquiror LP 9.00%, 8/1/2029 (a)	2,615	2,687
Range Resources Corp.
8.25%, 1/15/2029	11,487	11,935
4.75%, 2/15/2030 (a)	5,120	4,749
Rockies Express Pipeline LLC 3.60%, 5/15/2025 (a)	5,000	4,861
SM Energy Co.
6.75%, 9/15/2026	7,022	7,011
6.63%, 1/15/2027	8,098	8,051
6.50%, 7/15/2028	1,862	1,856
Southwestern Energy Co.
8.38%, 9/15/2028	6,200	6,402
5.38%, 2/1/2029	1,731	1,665
5.38%, 3/15/2030	5,471	5,263
Summit Midstream Holdings LLC 9.50%, 10/15/2026 (a) (i)	363	372
Sunoco LP
7.00%, 5/1/2029 (a)	2,610	2,665
4.50%, 5/15/2029	1,538	1,411
4.50%, 4/30/2030	10,353	9,345
Tallgrass Energy Partners LP
6.00%, 3/1/2027 (a)	1,615	1,581
5.50%, 1/15/2028 (a)	3,910	3,729
7.38%, 2/15/2029 (a)	1,065	1,068
6.00%, 12/31/2030 (a)	4,625	4,359
6.00%, 9/1/2031 (a)	7,682	7,195
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	10,091	10,313
9.50%, 2/1/2029 (a)	3,575	3,877
9.88%, 2/1/2032 (a)	3,575	3,833
Vital Energy, Inc. 7.88%, 4/15/2032 (a)	4,545	4,615
		481,098

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Passenger Airlines — 0.9%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	14,182	14,048
5.75%, 4/20/2029 (a)	16,870	16,315
Mileage Plus Holdings LLC 6.50%, 6/20/2027 (a)	5,339	5,344
United Airlines, Inc. 4.38%, 4/15/2026 (a)	8,206	7,907
VistaJet Malta Finance plc (Switzerland) 9.50%, 6/1/2028 (a)	3,887	3,535
		47,149
Personal Care Products — 0.4%
Coty, Inc. 4.75%, 1/15/2029 (a)	4,115	3,873
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	9,630	9,362
4.13%, 4/1/2029 (a)	4,332	3,944
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	2,516	2,424
		19,603
Pharmaceuticals — 2.9%
Bausch Health Americas, Inc.
9.25%, 4/1/2026 (a)	32,099	29,907
8.50%, 1/31/2027 (a)	4,545	3,292
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (a)	40,002	37,725
5.00%, 1/30/2028 (a)	5,505	3,120
4.88%, 6/1/2028 (a)	12,580	9,215
5.00%, 2/15/2029 (a)	10,285	5,297
6.25%, 2/15/2029 (a)	5,466	2,924
5.25%, 1/30/2030 (a)	8,054	4,087
5.25%, 2/15/2031 (a)	8,085	4,042
Catalent Pharma Solutions, Inc.
5.00%, 7/15/2027 (a)	3,674	3,596
3.13%, 2/15/2029 (a)	1,654	1,578
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (i)	6,756	6,812
Endo DAC
0.00%, 7/31/2027 ‡	5,416	162
0.00%, 6/30/2028 ‡	4,621	139
Endo Finance Holdings, Inc. 8.50%, 4/15/2031 (a)	2,146	2,200
EndoDesign (Ireland) 0.00%, 10/15/2024 ‡	5,067	—
GCB144A ENDO (Luxembourg) 0.00%, 4/1/2029 ‡	7,570	—
Mallinckrodt International Finance SA 14.75%, 11/14/2028 (a)	9,783	10,647
Organon & Co.
4.13%, 4/30/2028 (a)	12,728	11,757
5.13%, 4/30/2031 (a)	10,836	9,576
Par Pharmaceutical, Inc. 0.00%, 4/1/2027 ‡ (c)	7,307	—
		146,076

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Professional Services — 0.1%
Dun & Bradstreet Corp. (The) 5.00%, 12/15/2029 (a)	2,244	2,087
TriNet Group, Inc. 7.13%, 8/15/2031 (a)	4,838	4,884
		6,971
Real Estate Management & Development — 0.2%
Anywhere Real Estate Group LLC
5.75%, 1/15/2029 (a)	3,790	2,601
5.25%, 4/15/2030 (a)	12,038	7,856
Kennedy-Wilson, Inc. 4.75%, 3/1/2029	1,337	1,137
		11,594
Semiconductors & Semiconductor Equipment — 1.1%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	1,980	1,980
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (a)	4,985	5,150
Entegris, Inc.
4.38%, 4/15/2028 (a)	7,124	6,664
4.75%, 4/15/2029 (a)	8,907	8,451
3.63%, 5/1/2029 (a)	5,818	5,169
5.95%, 6/15/2030 (a)	12,271	12,079
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	14,750	13,469
Synaptics, Inc. 4.00%, 6/15/2029 (a)	3,950	3,537
		56,499
Software — 1.1%
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	3,540	3,508
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	4,888	4,435
Clarivate Science Holdings Corp.
3.88%, 7/1/2028 (a)	4,720	4,323
4.88%, 7/1/2029 (a)	5,242	4,780
NCR Voyix Corp.
5.00%, 10/1/2028 (a)	5,655	5,292
5.13%, 4/15/2029 (a)	8,942	8,303
5.25%, 10/1/2030 (a)	733	665
RingCentral, Inc. 8.50%, 8/15/2030 (a)	6,815	7,131
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	16,766	16,420
		54,857
Specialized REITs — 0.3%
Iron Mountain, Inc.
5.00%, 7/15/2028 (a)	4,173	3,960
4.88%, 9/15/2029 (a)	6,112	5,663
4.50%, 2/15/2031 (a)	3,783	3,367
SBA Communications Corp. 3.13%, 2/1/2029	345	303
		13,293
Specialty Retail — 2.7%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	4,416	4,171
4.63%, 11/15/2029 (a)	6,963	6,406
4.75%, 3/1/2030	1,685	1,545

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialty Retail — continued
Bath & Body Works, Inc.
6.63%, 10/1/2030 (a)	4,643	4,649
6.88%, 11/1/2035	331	334
6.75%, 7/1/2036	2,199	2,188
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	4,762	4,121
Lithia Motors, Inc. 3.88%, 6/1/2029 (a)	7,055	6,284
PetSmart, Inc.
4.75%, 2/15/2028 (a)	15,254	14,167
7.75%, 2/15/2029 (a)	7,336	7,023
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	6,993	6,283
SRS Distribution, Inc.
4.63%, 7/1/2028 (a)	6,684	6,646
6.13%, 7/1/2029 (a)	3,971	4,032
6.00%, 12/1/2029 (a)	8,825	8,956
Staples, Inc.
7.50%, 4/15/2026 (a)	27,437	27,432
10.75%, 4/15/2027 (a)	14,799	13,176
10.75%, 9/1/2029 (a) (b)	19,265	18,641
White Cap Buyer LLC 6.88%, 10/15/2028 (a)	3,626	3,459
		139,513
Technology Hardware, Storage & Peripherals — 0.2%
Seagate HDD Cayman
8.25%, 12/15/2029 (a)	5,979	6,396
8.50%, 7/15/2031 (a)	1,060	1,131
Xerox Holdings Corp.
5.50%, 8/15/2028 (a)	857	753
8.88%, 11/30/2029 (a)	4,884	4,730
		13,010
Textiles, Apparel & Luxury Goods — 0.0% ^
Hanesbrands, Inc. 9.00%, 2/15/2031 (a)	2,510	2,562
Trading Companies & Distributors — 1.6%
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (a)	11,428	11,790
8.63%, 5/15/2032 (a)	1,729	1,791
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	3,780	3,690
Imola Merger Corp. 4.75%, 5/15/2029 (a)	16,787	15,625
United Rentals North America, Inc.
4.88%, 1/15/2028	4,045	3,894
5.25%, 1/15/2030	6,890	6,614
6.13%, 3/15/2034 (a)	5,055	4,959
WESCO Distribution, Inc.
7.13%, 6/15/2025 (a)	8,110	8,107
7.25%, 6/15/2028 (a)	11,740	11,959

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Trading Companies & Distributors — continued
6.38%, 3/15/2029 (a)	9,703	9,739
6.63%, 3/15/2032 (a)	3,630	3,648
		81,816
Wireless Telecommunication Services — 0.2%
Altice France Holding SA (Luxembourg)
10.50%, 5/15/2027 (a)	10,254	3,794
6.00%, 2/15/2028 (a)	3,390	1,055
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	655	267
United States Cellular Corp. 6.70%, 12/15/2033	4,343	4,571
		9,687
Total Corporate Bonds (Cost $4,626,099)		4,358,140
Loan Assignments — 5.9% (g) (j)
Automobile Components — 0.2%
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.75%), 8.08%, 1/31/2031	2,087	2,102
DexKo Global, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 9.32%, 10/4/2028	9,860	9,828
		11,930
Beverages — 0.1%
Triton Water Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.81%, 3/31/2028	7,135	7,121
Building Products — 0.2%
Cabinetworks, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.25%), 9.81%, 5/17/2028	9,140	7,729
MIWD Holdco II LLC, 1st Lien Term Loan B-2 (3-MONTH CME TERM SOFR + 3.75%), 8.83%, 3/28/2031	4,075	4,103
		11,832
Chemicals — 0.2%
Ineos US Finance LLC, 1st Lien Term Loan B (Luxembourg) (1-MONTH CME TERM SOFR + 3.50%), 8.93%, 2/18/2030	5,856	5,870
Venator Materials Corp., 1st Lien Term Loan
(3-MONTH CME TERM SOFR + 2.00%), 7.33%, 1/16/2026	1,699	1,675
(3-MONTH SOFR + 10.00%), 15.43%, 10/12/2028	4,900	4,855
		12,400
Commercial Services & Supplies — 0.2%
Madison IAQ LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 8.69%, 6/21/2028	9,058	9,069
Communications Equipment — 0.1%
CommScope, Inc., 1st Lien Term Loan B-2 (Netherlands) (1-MONTH CME TERM SOFR + 3.25%), 8.69%, 4/6/2026 (k)	5,000	4,470
Consumer Staples Distribution & Retail — 0.5%
Moran Foods LLC, 1st Lien Super Senior Delayed Term Loan (3-MONTH SOFR + 11.50%), 16.91%, 6/30/2026 ‡	6,664	6,664
Moran Foods LLC, 1st Lien Term Loan
(3-MONTH CME TERM SOFR + 2.00%), 2.00%, 6/30/2026 ‡	19,496	16,005
(3-MONTH CME TERM SOFR + 2.00%), 12.66%, 6/30/2026 ‡	7,899	4,726
		27,395
Containers & Packaging — 0.3%
Graham Packaging Co., Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 8.44%, 8/4/2027	8,491	8,519
LABL, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.00%), 10.43%, 10/29/2028	8,052	7,977
		16,496

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Diversified Telecommunication Services — 0.1%
Numericable U.S. LLC, 1st Lien Term Loan B-14 (France) (3-MONTH CME TERM SOFR + 5.50%), 10.83%, 8/15/2028	6,890	5,167
Financial Services — 0.0% ^
NCR Atleos LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.75%), 10.18%, 3/27/2029	1,993	2,010
Ground Transportation — 0.4%
First Student Bidco, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 8.56%, 7/21/2028	7,608	7,620
First Student Bidco, Inc., 1st Lien Term Loan C (3-MONTH CME TERM SOFR + 3.00%), 8.56%, 7/21/2028	2,314	2,318
First Student Bidco, Inc., Term Loan B (3-MONTH CME TERM SOFR + 4.00%), 9.40%, 7/21/2028	5,924	5,933
Hertz Corp. (The), 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.86%, 6/30/2028	4,188	3,844
Hertz Corp. (The), 1st Lien Term Loan C (3-MONTH CME TERM SOFR + 3.25%), 8.86%, 6/30/2028	812	745
		20,460
Health Care Equipment & Supplies — 0.2%
Bausch & Lomb Corp., Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.67%, 5/10/2027	2,992	2,961
Medline Borrower LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 8.08%, 10/23/2028	4,328	4,355
		7,316
Health Care Providers & Services — 0.4%
Parexel International Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 8.69%, 11/15/2028	9,071	9,118
Syneos Health,Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.00%), 9.31%, 9/27/2030	3,350	3,350
U.S. Renal Care, 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 5.00%), 10.44%, 6/20/2028	11,485	10,050
		22,518
Hotels, Restaurants & Leisure — 0.1%
Red Rock Resorts, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 7.58%, 3/14/2031	2,885	2,891
Insurance — 0.1%
Hub International Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.57%, 6/20/2030	2,300	2,315
IT Services — 0.2%
Ahead DB Holdings LLC, 1st Lien Term Loan B
(3-MONTH CME TERM SOFR + 3.75%), 9.16%, 2/1/2031	2,539	2,549
(3-MONTH CME TERM SOFR + 4.25%), 9.56%, 2/1/2031	5,830	5,854
		8,403
Leisure Products — 0.4%
FGI Operating Co. LLC, 1st Lien Term Loan (3-MONTH SOFR + 11.00%), 12.00%, 12/31/2024 ‡ (c)	3,633	340
Hercules Achievement, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.00%), 10.44%, 12/15/2026	14,260	14,337
Topgolf Callaway, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.33%, 3/15/2030	3,293	3,307
		17,984
Machinery — 0.1%
SPX Flow, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.50%), 9.93%, 4/5/2029	4,520	4,545
Media — 0.8%
Charter Communications Operating LLC, 1st Lien Term Loan B-4 (3-MONTH CME TERM SOFR + 2.00%), 7.30%, 12/7/2030	12,968	12,883
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 9.44%, 8/21/2028	1,280	1,284
CSC Holdings LLC, Term Loan B-6 (1-MONTH CME TERM SOFR + 4.50%), 9.82%, 1/18/2028	9,432	9,058
DirectV Financing LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 5.00%), 10.44%, 8/2/2027	6,321	6,337
iHeartCommunications, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 8.44%, 5/1/2026	10,888	8,556
Shutterfly LLC, 2nd Lien Term Loan (3-MONTH CME TERM SOFR + 1.00%), 6.30%, 10/1/2027	5,251	4,299
		42,417

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Passenger Airlines — 0.2%
AAdvantage Loyality IP Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.75%), 10.34%, 4/20/2028	7,564	7,851
Personal Care Products — 0.1%
Conair Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 9.19%, 5/17/2028	6,498	6,451
Software — 0.3%
Genesys Cloud Services Holdings, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.82%, 12/1/2027	4,643	4,674
Rocket Software, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.75%), 10.08%, 11/28/2028	5,540	5,559
Ultimate Software Group, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.82%, 2/10/2031	2,850	2,870
		13,103
Specialty Retail — 0.7%
AppleCaramel Buyer LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 9.08%, 10/19/2027	693	696
Claire's Stores, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 6.50%), 11.93%, 12/18/2026 (l)	12,904	12,194
Petco Health & Wellness Co., Inc., Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.82%, 3/3/2028	13,999	12,637
PrimeSource, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.81%, 12/28/2027	5,531	5,469
Serta Simmons Bedding LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 7.50%), 12.92%, 6/29/2028	6,309	5,399
		36,395
Total Loan Assignments (Cost $314,701)		300,539
	SHARES (000)
Common Stocks — 2.1%
Broadline Retail — 0.1%
Moran Foods Backstop Equity ‡ *	73,975	740
MYT Holding LLC ‡ *	5,623	1,968
		2,708
Chemicals — 0.2%
Venator Materials plc *	11	8,875
Communications Equipment — 0.0% ^
Goodman Networks, Inc. ‡ *	301	—
Diversified Telecommunication Services — 0.1%
Frontier Communications Parent, Inc. *	192	5,115
Windstream Holdings, Inc. ‡ *	14	185
		5,300
Financial Services — 0.1%
ACC Claims Holdings LLC ‡ *	7,077	14
Mallinckrodt plc (Luxembourg) ‡ *	138	7,492
		7,506
Health Care Providers & Services — 0.2%
Claire's Stores, Inc. ‡ *	16	2,923
Endo, Inc. ‡ *	225	6,407
Envision Healthcare Corp. ‡ *	107	820
		10,150
Machinery — 0.0% ^
SSB Equipment Co., Inc. ‡ *	395	—

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Media — 0.1%
Clear Channel Outdoor Holdings, Inc. *	2,312	3,329
iHeartMedia, Inc., Class A *	273	253
National CineMedia, Inc. *	572	3,175
		6,757
Oil, Gas & Consumable Fuels — 0.3%
Chesapeake Energy Corp.	82	7,489
Gulfport Energy Corp. *	33	5,300
		12,789
Pharmaceuticals — 0.0% ^
Endo, Inc. ‡ * (a)	86	2,459
Specialized REITs — 0.2%
VICI Properties, Inc.	393	11,278
Specialty Retail — 0.3%
NMG, Inc. ‡ *	89	11,095
Serta Simmons Bedding LLC ‡ *	394	3,009
		14,104
Wireless Telecommunication Services — 0.5%
Intelsat SA (Luxembourg) ‡ *	749	26,979
Total Common Stocks (Cost $102,480)		108,905
Convertible Preferred Stocks — 0.6%
Specialty Retail — 0.6%
Claire's Stores, Inc. ‡ * (Cost $3,724)	15	29,948
	PRINCIPAL AMOUNT ($000)
Convertible Bonds — 0.6%
Broadline Retail — 0.0% ^
Liberty Interactive LLC
4.00%, 11/15/2029	2,570	874
3.75%, 2/15/2030	4,448	1,668
		2,542
Media — 0.4%
DISH Network Corp.
Zero Coupon, 12/15/2025	7,845	5,966
3.38%, 8/15/2026	18,645	11,932
		17,898
Oil, Gas & Consumable Fuels — 0.2%
Gulfport Energy Corp. 10.00% (Cash), 7/8/2024 ‡ * (d) (e) (f)	1	8,541
Total Convertible Bonds (Cost $31,157)		28,981

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Exchange-Traded Funds — 0.3%
Fixed Income — 0.3%
iShares Broad USD High Yield Corporate Bond ETF (Cost $14,074)	396	14,387
Preferred Stocks — 0.2%
Broadline Retail — 0.2%
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	13,477	8,738
Communications Equipment — 0.0% ^
Goodman Networks, Inc. ‡ *	358	—
Oil, Gas & Consumable Fuels — 0.0% ^
Gulfport Energy Corp. ‡ *	—	832
Total Preferred Stocks (Cost $14,233)		9,570
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
Media — 0.0% ^
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom) ‡ * (Cost $1)	109	1,451
	SHARES (000)
Short-Term Investments — 4.2%
Investment Companies — 4.2%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 5.17% (m) (n) (Cost $214,405)	214,405	214,405
Total Investments — 99.3% (Cost $5,320,874)		5,066,326
Other Assets Less Liabilities — 0.7%		36,279
NET ASSETS — 100.0%		5,102,605

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
CME	Chicago Mercantile Exchange
ETF	Exchange Traded Fund
PIK	Payment In Kind
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(c)	Defaulted security.
(d)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(e)	Security is an interest bearing note with preferred security characteristics.
(f)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2024.

(g)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2024.
(h)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at May 31, 2024 is $5,782 or 0.11% of the Fund’s net assets as of May 31, 2024.

(i)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2024.

(j)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(k)	All or a portion of this security is unsettled as of May 31, 2024. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(l)	Fund is subject to legal or contractual restrictions on the resale of the security.
(m)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(n)	The rate shown is the current yield as of May 31, 2024.

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2024.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Broadline Retail	$—	$—	$2,708	$2,708
Chemicals	8,875	—	—	8,875
Communications Equipment	—	—	— (a)	— (a)
Diversified Telecommunication Services	5,115	—	185	5,300
Financial Services	—	—	7,506	7,506
Health Care Providers & Services	—	—	10,150	10,150
Machinery	—	—	— (a)	— (a)
Media	6,757	—	—	6,757
Oil, Gas & Consumable Fuels	12,789	—	—	12,789
Pharmaceuticals	—	—	2,459	2,459
Specialized REITs	11,278	—	—	11,278
Specialty Retail	—	—	14,104	14,104
Wireless Telecommunication Services	—	—	26,979	26,979
Total Common Stocks	44,814	—	64,091	108,905
Convertible Bonds
Broadline Retail	—	2,542	—	2,542
Media	—	17,898	—	17,898
Oil, Gas & Consumable Fuels	—	—	8,541	8,541
Total Convertible Bonds	—	20,440	8,541	28,981
Convertible Preferred Stocks	—	—	29,948	29,948
Corporate Bonds
Aerospace & Defense	—	61,261	—	61,261
Automobile Components	—	230,178	—	230,178
Automobiles	—	9,244	—	9,244
Banks	—	30,228	—	30,228
Beverages	—	9,151	—	9,151
Biotechnology	—	11,701	—	11,701
Broadline Retail	—	35,665	—	35,665
Building Products	—	105,549	—	105,549
Capital Markets	—	1,288	—	1,288
Chemicals	—	139,042	—	139,042
Commercial Services & Supplies	—	160,997	—	160,997
Communications Equipment	—	41,965	—	41,965
Construction & Engineering	—	41,196	—	41,196
Construction Materials	—	2,508	—	2,508
Consumer Finance	—	167,067	—	167,067
Consumer Staples Distribution & Retail	—	70,197	—	70,197
Containers & Packaging	—	111,077	—	111,077
Distributors	—	8,890	—	8,890
Diversified Consumer Services	—	7,242	—	7,242
Diversified REITs	—	57,841	—	57,841
Diversified Telecommunication Services	—	339,769	—	339,769
Electric Utilities	—	43,824	—	43,824

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Electrical Equipment	$—	$29,411	$—	$29,411
Electronic Equipment, Instruments & Components	—	21,552	—	21,552
Energy Equipment & Services	—	50,986	—	50,986
Entertainment	—	66,081	—	66,081
Financial Services	—	53,806	—	53,806
Food Products	—	33,878	—	33,878
Gas Utilities	—	14,028	—	14,028
Ground Transportation	—	70,694	—	70,694
Health Care Equipment & Supplies	—	53,833	—	53,833
Health Care Providers & Services	—	216,081	—	216,081
Health Care Technology	—	9,704	—	9,704
Hotel & Resort REITs	—	40,411	—	40,411
Hotels, Restaurants & Leisure	—	192,445	—	192,445
Household Durables	—	50,412	—	50,412
Household Products	—	51,444	—	51,444
Independent Power and Renewable Electricity Producers	—	12,422	—	12,422
IT Services	—	30,928	—	30,928
Leisure Products	—	20,148	—	20,148
Machinery	—	35,816	—	35,816
Media	—	468,444	—	468,444
Metals & Mining	—	64,213	—	64,213
Mortgage Real Estate Investment Trusts (REITs)	—	1,795	—	1,795
Oil, Gas & Consumable Fuels	—	481,098	—	481,098
Passenger Airlines	—	47,149	—	47,149
Personal Care Products	—	19,603	—	19,603
Pharmaceuticals	—	145,775	301	146,076
Professional Services	—	6,971	—	6,971
Real Estate Management & Development	—	11,594	—	11,594
Semiconductors & Semiconductor Equipment	—	56,499	—	56,499
Software	—	54,857	—	54,857
Specialized REITs	—	13,293	—	13,293
Specialty Retail	—	139,513	—	139,513
Technology Hardware, Storage & Peripherals	—	13,010	—	13,010
Textiles, Apparel & Luxury Goods	—	2,562	—	2,562
Trading Companies & Distributors	—	81,816	—	81,816
Wireless Telecommunication Services	—	9,687	—	9,687
Total Corporate Bonds	—	4,357,839	301	4,358,140
Exchange-Traded Funds	14,387	—	—	14,387
Loan Assignments
Automobile Components	—	11,930	—	11,930
Beverages	—	7,121	—	7,121
Building Products	—	11,832	—	11,832
Chemicals	—	12,400	—	12,400
Commercial Services & Supplies	—	9,069	—	9,069
Communications Equipment	—	4,470	—	4,470
Consumer Staples Distribution & Retail	—	—	27,395	27,395
Containers & Packaging	—	16,496	—	16,496

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Diversified Telecommunication Services	$—	$5,167	$—	$5,167
Financial Services	—	2,010	—	2,010
Ground Transportation	—	20,460	—	20,460
Health Care Equipment & Supplies	—	7,316	—	7,316
Health Care Providers & Services	—	22,518	—	22,518
Hotels, Restaurants & Leisure	—	2,891	—	2,891
Insurance	—	2,315	—	2,315
IT Services	—	8,403	—	8,403
Leisure Products	—	17,644	340	17,984
Machinery	—	4,545	—	4,545
Media	—	42,417	—	42,417
Passenger Airlines	—	7,851	—	7,851
Personal Care Products	—	6,451	—	6,451
Software	—	13,103	—	13,103
Specialty Retail	—	36,395	—	36,395
Total Loan Assignments	—	272,804	27,735	300,539
Preferred Stocks	—	—	9,570	9,570
Warrants	—	—	1,451	1,451
Short-Term Investments
Investment Companies	214,405	—	—	214,405
Total Investments in Securities	$273,606	$4,651,083	$141,637	$5,066,326

(a)	Amount rounds to less than one thousand.
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 29, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2024
Investments in Securities:
Common Stocks	$44,901	$—	$13,657	$—	$5,533	$—	$—	$—	$64,091
Convertible Bonds	7,495	—	1,046	—	—	—	—	—	8,541
Convertible Preferred Stocks	28,864	—	1,084	—	—	—	—	—	29,948
Corporate Bonds	33,364	(7,001)	7,809	4	— (a)	(13,285)	—	(20,590)	301
Loan Assignments	32,757	—	(511)	346	714	(3,872)	—	(1,699)	27,735
Preferred Stocks	8,345	—	1,225	—	—	—	—	—	9,570
Warrants	1,451	—	—	—	—	—	—	—	1,451
Total	$157,177	$(7,001)	$24,310	$350	$6,247	$(17,157)	$—	$(22,289)	$141,637

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2024, which were valued using significant unobservable inputs (level 3) amounted to $16,803.
There were no significant transfers into or out of level 3 for the period ended May 31, 2024.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at May 31, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$754	Terms of Exchange Offer / Restructuring	Expected Recovery	$0.01 ($0.01)
	-(b )	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
			Liquidity Discount	30.00% (30.00%)

Common Stocks	754
	832	Term of Restructuring	Liquidation Preference	71.43x (71.43x)

Preferred Stocks	832
	7,004	Terms of Restructuring	Expected Recovery	9.35% - 100.00% (95.60%)
	20,731	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	20.65% - 38.74% (29.70%)

Loan Assignments	27,735
	8,541	Term of Restructuring	Liquidation Preference	71.43x (71.43x)

Convertible Bonds	8,541
Total	$37,863

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2024, the value of these investments was $ 103,774. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Amount rounds to less than one thousand.
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2024	Shares at May 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 5.17% (a) (b)	$35,956	$450,535	$272,086	$—	$—	$214,405	214,405	$2,586	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2024.